Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other income
	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Receipt of government grants	182,528	164,197	47,894
Interest income	25,650	35,940	30,560
Bank interest income	2,567	2,982	-
Fair value adjustment*	68,551	(117,973)	-
Compensation received	178,088	355,879	-
Others	46,275	60,635	158,457
Total other income	503,659	501,660	236,911

*	Fair value adjustment pertains to adjustments made on other financial assets, keyman insurance contract and other financial liabilities.